Operating costs - Additional Information (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure
Increase (decrease) in total operating costs	SFr (200,000)	SFr (700,000)
Increase (decrease) in external research and development costs		(500,000)
Increase (decrease) in D&O insurance		(400,000)
Increase (decrease) in depreciation of intangible assets		200,000
Operating costs	SFr 2,987,458	3,165,275	SFr 3,860,155	[1]
Discontinued operations
Disclosure
Operating costs		SFr 2,000,000	SFr 8,100,000

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented